ACQUISITIONS (Details Narrative) - USD ($)	Mar. 05, 2021	Mar. 02, 2021	Feb. 17, 2021	Jan. 22, 2021	Jan. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 12,392
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						$ (257,535)
Goodwill						5,863,058
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						257,535
[custom:GoodwillForNotesPayable-0]						2,085,653
Rohuma, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 86,496	$ 86,496
Business Combination, Consideration Transferred					1,383,954
Goodwill				3,520,272	3,520,272
Goodwill impairment						0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ (86,496)	$ (86,496)
MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 257,535
Note receivable written off			258,736
Accounts receivable written off			123,778
Debenture written off			40,354
Cash payment to minority shareholders			22,338
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ (257,535)
[custom:GoodwillForNotesPayable-0]						$ 2,343,188
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Ownership interest percentage			99.00%
Number of warrants issued			170,942
Number of warrants earned			102,565
Remaining warrants expected to be earned			68,377
Warrants exercise price			$ 0.008
Amount of warrants outstanding			$ 1,640,447
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Business Acquisition [Line Items]
Ownership interest percentage				99.00%	99.00%
Equity interest owned by member				1.00%	1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Ownership interest percentage			99.00%
Equity interest owned by member			1.00%	1.00%	1.00%
Number of warrants issued			170,942
Number of warrants earned			102,565
Remaining warrants expected to be earned			68,377
Warrants exercise price			$ 0.008
Amount of warrants outstanding			$ 1,640,447
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Amount of warrants outstanding			656,179
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Amount of warrants outstanding			$ 984,268
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Maximum [Member]
Business Acquisition [Line Items]
Equity interest owned by member			1.00%	1.00%	1.00%
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Conversion of Units				536,528	536,528
Share Exchange Agreement [Member] | Rohuma, LLC [Member] | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Conversion of Units		320,285
Debt Conversion, Converted Instrument, Amount		$ 3,433,776
Shares Issued, Price Per Share		$ 6.40
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Amount of warrants outstanding			$ 656,179
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Amount of warrants outstanding			$ 984,268